Significant Accounting Policies (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Number of reportable segment	1
Deferred revenue	$ 210		$ 436	$ 544
Educational programs and services [Member]
Significant Accounting Policies [Line Items]
Deferred revenue	210
Recognized deferred revenues balance	$ 226	$ 122